Business Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The major classes of assets and liabilities to which the Company has allocated the purchase price based on information as of the acquisition date and available at December 31, 2022 were as follows:

(€ millions)	Notes	July 1, 2022
Current assets		18
Intangible assets	14	59
Non-current assets		3
Total identifiable assets acquired		80
Current liabilities		(10)
Non-current liabilities		(22)
Total liabilities assumed		(31)
Net identifiable assets acquired		49
Goodwill	13	117
Total purchase price		166

Schedule of Financial Information of Discontinued Operations and Assets Held for Sale
Summarized financial information for discontinued operations is shown below (there are no discontinued operations during 2023 and 2022):

For the year ended December 31,
($ in millions)	2021
Total revenue	74

Operating income (1)	24

Income from discontinued operations before benefit from income taxes	23
Benefit from income taxes on discontinued operations	(1)
Gain on sale of discontinued operations before provision for income taxes	396
Provision for income taxes on sale of discontinued operations	5
Gain on sale of discontinued operations, net of tax	391
Income from discontinued operations	415
Less: Net loss attributable to non-controlling interests from discontinued operations	(2)
Income from discontinued operations attributable to IGT PLC	417
(1) There was no depreciation and amortization in 2021.